Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes Integrated [Text Block]	Our Board of Directors oversees the Company’s cybersecurity strategy and risk management, ensuring the integrity of financial reporting and operational resilience against cybersecurity threats.
Cybersecurity Risk Role of Management [Text Block]

Our Board of Directors oversees the Company’s cybersecurity strategy and risk management, ensuring the integrity of financial reporting and operational resilience against cybersecurity threats. The simplified process for assessing, identifying, and managing cybersecurity risks encompasses disruptions to business operations, data theft, fraud, extortion, privacy violations, legal liabilities, and reputational damage, integrating these considerations into our comprehensive risk management framework.

The cybersecurity risk management process is streamlined through our Information Technologies (“IT”) Committee, comprising the Chief Executive Officer (CEO), the Chief Operating Officer (COO), and the Chief Financial Officer (CFO). The COO annually presents the outcomes of our cybersecurity risk assessment to the Board of Directors, focusing on the identification, prioritization, and mitigation of the most significant risks, which are deemed of “high relevance” to the Company.

Our IT department is tasked with continuous monitoring of the cybersecurity landscape, independently identifying risks and implementing defensive measures. This vigilance extends to the prompt communication of potential threats or incidents to the executive management and the Board of Directors. Interaction between executive management and department heads facilitates a dynamic exchange of information and a unified response strategy.

Cybersecurity risks are systematically evaluated and addressed through targeted actions and, where feasible, the deployment of effective countermeasures. Our agile risk management approach is embedded within existing operational processes, ensuring rapid and adaptable responses to emerging threats. Cybersecurity considerations are integrated into the broader spectrum of corporate risk management, with enterprise risk professionals collaborating closely with subject matter experts. This collaboration is pivotal in pinpointing cybersecurity vulnerabilities, evaluating their impact, and formulating comprehensive mitigation strategies. External risk assessments may be conducted periodically to supplement our internal evaluations.

Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	The simplified process for assessing, identifying, and managing cybersecurity risks encompasses disruptions to business operations, data theft, fraud, extortion, privacy violations, legal liabilities, and reputational damage, integrating these considerations into our comprehensive risk management framework.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]

The cybersecurity risk management process is streamlined through our Information Technologies (“IT”) Committee, comprising the Chief Executive Officer (CEO), the Chief Operating Officer (COO), and the Chief Financial Officer (CFO). The COO annually presents the outcomes of our cybersecurity risk assessment to the Board of Directors, focusing on the identification, prioritization, and mitigation of the most significant risks, which are deemed of “high relevance” to the Company.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]

Our IT department is tasked with continuous monitoring of the cybersecurity landscape, independently identifying risks and implementing defensive measures. This vigilance extends to the prompt communication of potential threats or incidents to the executive management and the Board of Directors. Interaction between executive management and department heads facilitates a dynamic exchange of information and a unified response strategy.